REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests

	Series Angel preferred shares	Series Pre-A preferred shares	Total
	US$	US$	US$
Balance as of January 1, 2022
Issuance of redeemable preferred shares of VIE's subsidiary	4,356,074	—	4,356,074
Accretion of redeemable non-controlling interests	61,870	—	61,870
Foreign currency translation adjustment	223,798	—	223,798
Balance as of December 31, 2022	4,641,742	—	4,641,742
Issuance of redeemable preferred shares of VIE’s subsidiary	43,672	1,636,364	1,680,036
Accretion of redeemable non-controlling interests	456,911	113,812	570,723
Foreign currency translation adjustment	(135,054)	(50,787)	(185,841)
Balance as of December 31, 2023	5,007,271	1,699,389	6,706,660